LEASES (Tables)	12 Months Ended
Feb. 29, 2020
LEASES
Schedule of Supplemental information of the leases

For the year ended，
February 29,
2020
Cash payments for operating leases	$314,099
Right-of-use assets obtained in exchange for
new operating lease liabilities	$770,942

Schedule of Maturity analysis for operating lease liabilities

As of February 29,
Fiscal year ending	2020

February 2021	$313,953
February 2022	329,556
February 2023	276,063
February 2024	210,742
February 2025	144,840
Thereafter	168,232

Total future lease payments	$1,443,386
Less: Imputed interest	(188,507)

Present value of operating lease liabilities	$1,254,879

Schedule of Future minimum lease payments under ASC 840

As of February 28,
Fiscal year ending	2019

February 2020	$270,093
February 2021	285,653
February 2022	258,355
February 2023	207,371
February 2024	143,145
Thereafter	178,642

Total future lease payments	$1,343,259